Intangible Assets - Schedule of Intangibles Assets (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Net assets balance	$ 693,790	$ 699,344	$ 718,683
Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net assets balance	985,816	949,603	920,165
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Net assets balance	$ (292,026)	$ (250,259)	(201,482)
Software or computer programs [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	6 years	6 years
Remaining amortization years	2 years	3 years
Net assets balance	$ 158,677	$ 142,536	140,180
Software or computer programs [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net assets balance	304,260	268,047	238,609
Software or computer programs [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Net assets balance	(145,583)	(125,511)	(98,429)
Goodwill from business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Net assets balance	492,512	492,512	492,512
Goodwill from business combinations [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net assets balance	$ 492,512	$ 492,512	492,512
Other intangible assets arising from business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	9 years	9 years
Remaining amortization years	2 years	3 years
Net assets balance	$ 42,601	$ 64,296	85,991
Other intangible assets arising from business combinations [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net assets balance	189,044	189,044	189,044
Other intangible assets arising from business combinations [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Net assets balance	$ (146,443)	$ (124,748)	$ (103,053)